Liquidity (Detail Textuals) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 23, 2016	May 18, 2016	Sep. 30, 2016	Sep. 30, 2015
Liquidity [Line Items]
Net proceeds initial public offering			$ 37,074,996
Accumulated deficit			(147,393,548)	$ (94,064,286)
Aggregate indebtedness			4,600,000
Notes payable to stockholders			4,612,500	16,214,196
Proceeds from issuance of notes				10,880,252
Repayment of senior secured bank loans			$ 1,059,034	$ 725,598
Subsequent Event
Liquidity [Line Items]
Proceeds from issuance of notes	$ 8,350,000
Repayment of senior secured bank loans	$ 2,400,000
IPO
Liquidity [Line Items]
Net proceeds initial public offering		$ 33,800,000